Business Segments (Tables)	12 Months Ended
Jan. 02, 2016
Segment Reporting [Abstract]
Business Segment Information
The following is a summary of certain key financial measures for the respective fiscal periods indicated.

	Fiscal Year
(In millions)	2015	2014	2013
Revenue:
Lifestyle Group	$1,004.8	$1,059.3	$1,086.6
Performance Group	991.3	990.7	945.8
Heritage Group	590.8	607.0	567.4
Other	104.7	104.1	91.3
Total	$2,691.6	$2,761.1	$2,691.1
Operating profit (loss):
Lifestyle Group	$117.2	$130.2	$168.2
Performance Group	194.8	197.6	179.8
Heritage Group	80.7	95.4	85.7
Other	3.3	3.9	0.2
Corporate	(194.9)	(197.2)	(241.6)
Total	$201.1	$229.9	$192.3
Depreciation and amortization expense:
Lifestyle Group	$7.6	$7.5	$6.5
Performance Group	3.4	3.5	3.7
Heritage Group	1.1	1.1	1.2
Other	3.8	4.0	4.1
Corporate	32.8	37.2	40.7
Total	$48.7	$53.3	$56.2
Capital expenditures:
Lifestyle Group	$19.1	$9.1	$18.3
Performance Group	3.8	3.6	3.3
Heritage Group	0.9	0.5	0.9
Other	5.1	4.3	5.4
Corporate	17.5	12.5	13.8
Total	$46.4	$30.0	$41.7

(In millions)	January 2, 2016	January 3, 2015	December 29, 2012
Total assets:
Lifestyle Group	$1,361.2	$1,378.8	$1,431.1
Performance Group	498.7	485.8	476.4
Heritage Group	255.1	246.4	247.2
Other	57.0	52.1	56.9
Corporate	272.6	341.4	410.6
Total	$2,444.6	$2,504.5	$2,622.2
Goodwill:
Lifestyle Group	$315.2	$323.8	$329.0
Performance Group	92.4	92.5	92.8
Heritage Group	21.5	22.5	23.5
Total	$429.1	$438.8	$445.3

Revenue by Geographic Region
Geographic dispersion of revenue from external customers, based on shipping destination is as follows:

	Fiscal Year
(In millions)	2015	2014	2013
United States	$1,948.9	$1,990.2	$1,984.8
Foreign:
Europe, Middle East and Africa	345.3	391.0	362.0
Canada	141.2	163.0	166.2
Other	256.2	216.9	178.1
Total from foreign territories	742.7	770.9	706.3
Total revenue	$2,691.6	$2,761.1	$2,691.1

Geographic Location of Long-Lived Assets
The location of the Company’s tangible long-lived assets, which is comprised of property, plant and equipment, is as follows:

(In millions)	January 2, 2016	January 3, 2015	December 29, 2012
United States	$117.7	$126.8	$136.7
Foreign countries	13.9	10.0	15.2
Total	$131.6	$136.8	$151.9